Condensed Consolidating Guarantor and Non-guarantor Financial Information (Tables)	24 Months Ended
Oct. 31, 2012
Condensed Consolidated Guarantor and Non-Guarantor Statement of Operations

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Operations for the year Ended October 31, 2012
Sales and revenues, net	$—	$7,924	$11,413	$(6,642)	$12,695

Costs of products sold	—	8,188	9,798	(6,585)	11,401
Restructuring charges	—	86	21	—	107
Impairment of property and equipment and intangible assets	—	2	14	—	16
All other operating expenses (income)	(249)	1,297	968	237	2,253

Total costs and expenses	(249)	9,573	10,801	(6,348)	13,777
Equity in income (loss) of affiliates	(3,258)	536	(34)	2,727	(29)

Income (loss) from continuing operations before income taxes	(3,009)	(1,113)	578	2,433	(1,111)
Income tax benefit (expense)	(1)	(1,987)	209	(1)	(1,780)

Earnings (loss) from continuing operations	(3,010)	(3,100)	787	2,432	(2,891)
Loss from discontinued operations, net of tax	—	—	(71)	—	(71)

Net income (loss)	(3,010)	(3,100)	716	2,432	(2,962)
Less: Net income attributable to non-controlling interests	—	—	48	—	48

Net income (loss) attributable to Navistar International Corporation	$(3,010)	$(3,100)	$668	$2,432	$(3,010)

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Operations for the Year Ended October 31, 2011
Sales and revenues, net	$—	$8,319	$12,885	$(7,563)	$13,641

Costs of products sold	—	7,775	10,649	(7,487)	10,937
Restructuring charges	—	33	49	—	82
Impairment of property and equipment and intangible assets	—	—	13	—	13
All other operating expenses	79	1,263	856	(95)	2,103

Total costs and expenses	79	9,071	11,567	(7,582)	13,135
Equity in income (loss) of affiliates	1,759	462	(37)	(2,255)	(71)

Income (loss) from continuing operations before income taxes	1,680	(290)	1,281	(2,236)	435
Income tax benefit (expense)	43	1,937	(552)	(11)	1,417

Earnings from continuing operations	1,723	1,647	729	(2,247)	1,852
Loss from discontinued operations	—	—	(74)	—	(74)

Net income	1,723	1,647	655	(2,247)	1,778
Less: Net income attributable to non-controlling interests	—	—	55	—	55

Net income attributable to Navistar International Corporation	$1,723	$1,647	$600	$(2,247)	$1,723

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Operations for the Year Ended October 31, 2010
Sales and revenues, net	$—	$6,751	$11,000	$(5,884)	$11,867

Costs of products sold	(1)	6,303	8,962	(5,806)	9,458
Restructuring benefits	—	(13)	(2)	—	(15)
All other operating expenses (income)	61	1,349	720	(94)	2,036

Total costs and expenses	60	7,639	9,680	(5,900)	11,479
Equity in income (loss) of affiliates	283	895	(17)	(1,211)	(50)

Income (loss) from continuing operations before income taxes	223	7	1,303	(1,195)	338
Income tax benefit (expense)	—	55	(78)	—	(23)

Income (loss) from continuing operations	223	62	1,225	(1,195)	315
Loss from discontinued operations	—	—	(48)	—	(48)

Net income	223	62	1,177	(1,195)	267
Less: Net income attributable to non-controlling interest	—	—	44	—	44

Net income attributable to Navistar International Corporation	$223	$62	$1,133	$(1,195)	$223

Condensed Consolidated Guarantor and Non-Guarantor Statement of Comprehensive Income
(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Comprehensive Income for the year Ended October 31, 2012
Net income (loss) attributable to Navistar International Corporation	$(3,010)	$(3,100)	$668	$2,432	$(3,010)
Other comprehensive income (loss):
Foreign currency translation adjustment	(125)	—	(125)	125	(125)
Defined benefit plans (net of tax of $14, $0, $14, $(14), and $14, respectively)	(256)	(225)	(31)	256	(256)

Total other comprehensive income (loss)	(381)	(225)	(156)	381	(381)

Total comprehensive income (loss) attributable to Navistar International Corporation	$(3,391)	$(3,325)	$512	$2,813	$(3,391)

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Comprehensive Income for the Year Ended October 31, 2011
Net income attributable to Navistar International Corporation	$1,723	$1,647	$600	$(2,247)	$1,723
Other comprehensive loss:
Foreign currency translation adjustment	(19)	—	(11)	11	(19)
Defined benefit plans (net of tax of $430, $421, $9, $(430), and $430, respectively)	(729)	(725)	(4)	729	(729)

Total other comprehensive loss	(748)	(725)	(15)	740	(748)

Total comprehensive income attributable to Navistar International Corporation	$975	$922	$585	$(1,507)	$975

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Comprehensive Income for the Year Ended October 31, 2010
Net income attributable to Navistar International Corporation	$223	$62	$1,133	$(1,195)	$223
Other comprehensive income (loss):
Foreign currency translation adjustment	22	—	22	(22)	22
Defined benefit plans (net of tax of $0, $0, $0 $0, and $0, respectively)	472	511	(39)	(472)	472

Total other comprehensive income (loss)	494	511	(17)	(494)	494

Total comprehensive income attributable to Navistar International Corporation	$717	$573	$1,116	$(1,689)	$717

Condensed Consolidated Guarantor and Non-Guarantor Balance Sheet

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Balance Sheet as of October 31, 2012
Assets
Cash and cash equivalents	$702	$55	$330	$—	$1,087
Marketable securities	314	—	152	—	466
Restricted cash	24	8	129	—	161
Finance and other receivables, net	5	128	2,859	—	2,992
Inventories	—	691	885	(39)	1,537
Investments in non-consolidated affiliates	(5,616)	6,454	54	(830)	62
Property and equipment, net	—	790	874	(4)	1,660
Goodwill	—	—	280	—	280
Deferred taxes, net	9	11	243	—	263
Other	83	177	335	(1)	594

Total assets	$(4,479)	$8,314	$6,141	$(874)	$9,102

Liabilities and stockholders’ equity (deficit)
Debt	$1,617	$1,162	$1,997	$(5)	$4,771
Postretirement benefits liabilities	—	3,144	367	—	3,511
Amounts due to (from) affiliates	(5,863)	9,522	(3,743)	84	—
Other liabilities	3,072	337	748	(77)	4,080

Total liabilities	(1,174)	14,165	(631)	2	12,362
Redeemable equity securities	5	—	—	—	5
Stockholders’ equity attributable to non-controlling interests	—	—	45	—	45
Stockholders’ equity (deficit) attributable to Navistar International Corporation	(3,310)	(5,851)	6,727	(876)	(3,310)

Total liabilities and stockholders’ equity (deficit)	$(4,479)	$8,314	$6,141	$(874)	$9,102

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Balance Sheet as of October 31, 2011
Assets
Cash and cash equivalents	$226	$13	$300	$—	$539
Marketable securities	429	1	288	—	718
Restricted cash	20	9	298	—	327
Finance and other receivables, net	3	154	4,070	27	4,254
Inventories	—	650	1,113	(49)	1,714
Investments in non-consolidated affiliates	(2,094)	5,818	54	(3,718)	60
Property and equipment, net	—	600	972	(2)	1,570
Goodwill	—	—	319	—	319
Deferred taxes, net	31	1,912	114	—	2,057
Other	168	152	416	(3)	733

Total assets	$(1,217)	$9,309	$7,944	$(3,745)	$12,291

Liabilities and stockholders’ equity (deficit)
Debt	$1,689	$156	$3,242	$(231)	$4,856
Postretirement benefits liabilities	—	2,981	335	—	3,316
Amounts due to (from) affiliates	(5,574)	9,055	(3,595)	114	—
Other liabilities	2,690	(194)	1,717	(122)	4,091

Total liabilities	(1,195)	11,998	1,699	(239)	12,263
Redeemable equity securities	5	—	—	—	5
Stockholders’ equity (deficit) attributable to non-controlling interest	—	—	52	(2)	50
Stockholders’ equity (deficit) attributable to Navistar International Corporation	(27)	(2,689)	6,193	(3,504)	(27)

Total liabilities and stockholders’ equity (deficit)	$(1,217)	$9,309	$7,944	$(3,745)	$12,291

Condensed Consolidated Guarantor and Non-Guarantor Statement of Cash Flows
(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Cash Flows for the Year Ended October 31, 2012
Net cash provided by (used in) operations	$350	$(183)	$901	$(458)	$610

Cash flows from investment activities
Net change in restricted cash and cash equivalents	(4)	1	168	—	165
Net sales of marketable securities	115	—	137	—	252
Capital expenditures and purchase of equipment leased to others	—	(213)	(157)	—	(370)
Other investing activities	—	(157)	108	—	(49)

Net cash provided by (used in) investment activities	111	(369)	256	—	(2)

Cash flows from financing activities
Net borrowings (repayments) of debt	171	594	(1,245)	549	69
Other financing activities	(156)	—	115	(91)	(132)

Net cash provided by (used in) financing activities	15	594	(1,130)	458	(63)

Effect of exchange rate changes on cash and cash equivalents	—	—	3	—	3

Increase in cash and cash equivalents	476	42	30	—	548
Cash and cash equivalents at beginning of the year	226	13	300	—	539

Cash and cash equivalents at end of the year	$702	$55	$330	$—	$1,087

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Cash Flows for the Year Ended October 31, 2011
Net cash provided by (used in) operations	$(44)	$(66)	$556	$434	$880

Cash flows from investment activities
Net change in restricted cash and cash equivalents	—	—	(147)	—	(147)
Net purchases in marketable securities	(55)	—	(77)	—	(132)
Capital expenditures and purchase of equipment leased to others	—	(264)	(236)	—	(500)
Other investing activities	—	(12)	(32)	—	(44)

Net cash used in investment activities	(55)	(276)	(492)	—	(823)

Cash flows from financing activities
Net borrowings (repayments) of debt	91	333	48	(434)	38
Other financing activities	(5)	—	(133)	—	(138)

Net cash provided by (used in) financing activities	86	333	(85)	(434)	(100)

Effect of exchange rate changes on cash and cash equivalents	—	—	(3)	—	(3)

Decrease in cash and cash equivalents	(13)	(9)	(24)	—	(46)
Cash and cash equivalents at beginning of the year	239	22	324	—	585

Cash and cash equivalents at end of the year	$226	$13	$300	$—	$539

(in millions)	NIC	Navistar, Inc.	Non-Guarantor Subsidiaries	Eliminations and Other	Consolidated
Condensed Consolidating Statement of Cash Flows for the Year Ended October 31, 2010
Net cash provided by (used in) operations	$(174)	$(421)	$1,041	$661	$1,107

Cash flows from investment activities
Net change in restricted cash and cash equivalents	—	—	515	—	515
Net purchases in marketable securities	(374)	—	(212)	—	(586)
Capital expenditures and purchase of equipment leased to others	—	(107)	(172)	—	(279)
Other investing activities	(20)	(84)	(13)	33	(84)

Net cash provided by (used in) investment activities	(394)	(191)	118	33	(434)

Cash flows from financing activities
Net borrowings (repayments) of debt	(20)	598	(1,195)	(661)	(1,278)
Other financing activities	35	—	(24)	(33)	(22)

Net cash provided by (used in) financing activities	15	598	(1,219)	(694)	(1,300)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	—

Decrease in cash and cash equivalents	(553)	(14)	(60)	—	(627)
Cash and cash equivalents at beginning of the year	792	36	384	—	1,212

Cash and cash equivalents at end of the year	$239	$22	$324	$—	$585